Trade Receivables, Net - Schedule of Trade Receivables (Details) - Trade receivables [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables [Line Items]
Receivables from third-party customers	¥ 18,109	¥ 25,168
Allowance for ECLs	(6,109)	(2,324)
Total trade receivables	¥ 12,000	¥ 22,844